9. OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the followings:

	December 31,
	2017	2016
	RMB	RMB

Payable to investors (1)	1,993,567	40,554
Security deposit from CeraVest borrowers	321,781	266,652
Accrued marketing expense (2)	179,091	—
Other current liabilities	76,105	66,199
Deferred revenue from CeraPay business	27,285	—
Salary payable	21,089	17,053
Payables to merchants	13,574	28,249
Other tax payables	3,112	5,860
Total	2,635,604	424,567

(1) Payable to investors include (i) uninvested funds deposited by investors; (ii) repayment in advance by the borrowers, and (iii) interest payable to investors for 30-day and installment loans.

(2) After July 2017, accrued marketing expense represents the estimation of future cash out-flow for purchase of delinquent CeraVest loans from CeraVest investors, net off the future cash in-flow collectible from such loans. The Company has no legal obligation to purchase delinquent loans from investors but provides such solution for marketing purpose.

The movement of accrued marketing expense during the year of 2017 and 2016 is as below. The addition of accrued marketing expense is included in “Selling and marketing” in the consolidated statement of operations.

	December 31,	December 31,
	2017	2016
	RMB	RMB

Balance at beginning of year	—	—
Reclassification from provision of credit losses for other financing receivable (Note 6)	127,807	—
Addition	51,284	—
Balance at ending of year	179,091	—